Investments in Companies Accounted for at Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policy for investments other than investments accounted for using equity method [text block] [Abstract]
Schedule of changes in the carrying amount of the company’s investment in TSG
	December 31,
	2020	2019
TSG (Joint venture)	27,165	26,016
Other investments	1,146	5
	28,311	26,021

Schedule of investment in TSG equity method
	December 31,
	2020	2019
Investment in companies accounted for at equity method
Shares	18,225	18,347
Capital note	8,940	7,669
	27,165	26,016

Long-term prepaid expenses, other accounts, and other investments
Dividend preference derivative at fair value through profit or loss	1,707	1,539

Schedule of fair value of TSG's dividend preference derivative
	December 31,
	2020	2019
Opening balance	1,539	2,733
Increase in fair value recognized in profit or loss	48	93
Currency exchange rate in other comprehensive income	120	213
Decrease due to dividend declared by TSG	-	(1,500)
Closing balance	1,707	1,539

Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG
January 1, 2018	$25,260
Company’s share of profit	365
Company’s share of other comprehensive income	58
December 31, 2018	$25,683

Company’s share of profit	1,771
Company’s share of other comprehensive income	62
Company’s Share in dividend declared by TSG	(1,500)
December 31, 2019	$26,016

Company’s share of profit	1,318
Company’s share of other comprehensive income	(169)
December 31, 2020	$27,165

Summarized statement of financial position in accordance with IFRS as of December 31, 2019 and 2020 (as presented in TSG’s financial statements)
	December 31,
	2020	2019
Current assets	51,056	48,340
Noncurrent assets excluding goodwill	4,810	5,507
Current liabilities	(26,201)	(28,436)
Noncurrent liabilities	(8,414)	(8,625)
Total equity	21,251	16,786
Accumulated cost of share-based payment	(743)	-
	$20,508	$16,786

Company’s share in TSG	50%	50%
	10,254	8,393

Excess cost of intangible assets net of deferred tax	7,075	7,787
Goodwill	9,836	9,836
Company’s carrying amount of the investment in TSG	$27,165	$26,016

Schedule of the following table key highlights of TSG profit or loss in accordance with IFRS for the years ended December 31, 2018, 2019 and 2020 (as presented in TSG’s financial statements):
	Year ended December 31,
	2020	2019	2018
Revenues	77,661	84,350	66,154
Net income	4,059	4,966	3,437
Other comprehensive income	(338)	124	116
Total comprehensive income	3,721	5,090	3,553

Company’s share in TSG	50%	50%	50%
	1,861	2,545	1,776

Amortization of excess cost of intangible assets net of tax	(712)	(712)	(1,353)
Company’s share of total comprehensive income	1,149	1,833	423

Company’s share of other comprehensive income	(169)	62	58
Company’s share of profit	1,318	1,771	365
	1,149	1,833	423